Schedule of Components of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Payables and Accruals [Abstract]
Accrued bonus		$ 2,068,692	$ 266,320	$ 1,319,259
Accrued commission		75,713	9,747
Accrued commission		99,512	12,811
Accrued legal and professional fee				168,000
Accrued network and data services		146,857	18,906
Accrued others		130,069	16,745	295,006
Total accrued expenses and other payables	$ 324,529	$ 2,520,843	$ 324,529	$ 1,782,265